SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (167,564)	$ (155,583)	$ (167,564)	$ (155,583)	$ (168,242)
Revenue	23,050	23,668	45,957	46,965
Net income (loss) attributable to:
Non-controlling interests	(328)	1,431	89	1,735
Shareholders	43	81	145	201
Net income	(285)	1,512	234	1,936
Other comprehensive income (loss) attributable to:
Non-controlling interests	(969)	1,471	(1,560)	1,315
Shareholders	463	557	(68)	752
Other comprehensive income (loss)	(506)	2,028	(1,628)	2,067
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(122,229)	(110,982)	(122,229)	(110,982)	$ (122,465)
Net income (loss) attributable to:
Non-controlling interests	(328)	1,431	89	1,735
Other comprehensive income (loss) attributable to:
Non-controlling interests	$ (969)	$ 1,471	$ (1,560)	$ 1,315